UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22884

The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Portfolio Manager BS, Boston College

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was (25.4)%, compared with a total return of (22.6)% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was (28.8)%. The Fund’s NAV per share was $12.93, while the price of the publicly traded shares closed at $11.04 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective (Unaudited)

The Gabelli Global Small and Mid Cap Value Trust is a diversified, closed-end management investment company whose primary investment objective is long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies with small or medium sized market capitalizations (“small-cap” and “mid-cap” companies, respectively), and, under normal market conditions, will invest at least 40% of its total assets in the equity securities of companies located outside the United States and in at least three countries.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The first half of 2022 was extremely challenging for stocks as it became increasingly clear that the global economy is headed towards a recession, exacerbated by the continuing war in Ukraine and high energy and commodity costs. Central banks around the world were forced to aggressively raise interest rates to fight inflation, even in the face of slowing economic growth. Higher interest rates in the United States and a flight towards safety triggered a significant strengthening of the U.S. Dollar, which hurts the value of our foreign holdings and negatively impacts the foreign profits of U.S. companies.

Recession fears negatively impacted the value of many of our cyclical industrial holdings, including Herc Holdings Inc. (2.52% of total investments as of June 30, 2022, -42%), CNH Industrial NV, Borsa Italiana and New York (1.24%, -30%), and Ampco-Pittsburgh Corp. (0.25%, -23%). As financial market conditions tightened, Kinnevik AB (0.54%, -57%) was forced to write down the value of many of its investment holdings, while Bausch Health Cos. Inc. (0.25%, -70%) was forced to delay its plan to split into three different companies. While casino gambling has been very strong as COVID-19 cases and restrictions declined, new lockdowns in Macau and a recession may signal a top for Caesars Entertainment Inc. (0.06%, -59%), Golden Entertainment Inc. (0.13%, -22%), and Wynn Resorts Ltd. (0.22%, -33%). Television and movie streaming also boomed during COVID-19, but now subscriber growth is slowing or even turning negative, hurting Paramount Global (0.28%, -17%) and Warner Bros Discovery Inc. (0.10%, +4%).

Growth stocks are also out of favor in the current market, especially if they have yet to turn a profit, impacting Teladoc Health Inc. (0.04%, -64%), CareDx Inc. (0.13%, -53%), and CareCloud Inc. (0.07%, -46%). On the positive side, Phillip Morris International agreed to acquire Swedish Match AB (3.97%, +35%) to expand its position in the less harmful nicotine market and to re-enter the U.S. market.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

	Six Months	1 Year	3 year	5 year	Since Inception (6/23/14)
The Gabelli Global Small and Mid Cap Value Trust (GGZ)
NAV Total Return (b)	(25.43)%	(23.09)%	3.67%	3.04%	4.22%
Investment Total Return (c)	(28.79)	(25.95)	4.56	2.65	2.16
MSCI World SMID Cap Index	(22.59)	(20.42)	4.24	4.99	5.19(d)

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli. com for performance information as of the most recent month end. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d)	From June 30, 2014, the date closest to the Fund’s inception for which data are available.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2022:

The Gabelli Global Small and Mid Cap Value Trust

Food and Beverage	13.5%
U.S. Government Obligations	9.6%
Consumer Products	8.5%
Diversified Industrial	6.8%
Health Care	6.3%
Entertainment	5.6%
Machinery	4.1%
Financial Services	3.9%
Equipment and Supplies	3.8%
Business Services	3.7%
Broadcasting	3.1%
Electronics	2.5%
Hotels and Gaming	2.3%
Specialty Chemicals	2.1%
Energy and Utilities: Water	2.1%
Automotive: Parts and Accessories	2.0%
Cable and Satellite	2.0%
Retail	1.9%
Aerospace	1.7%
Building and Construction	1.3%
Energy and Utilities: Integrated	1.2%
Transportation	1.2%
Energy and Utilities: Electric	1.1%
Energy and Utilities: Natural Gas	1.1%
Automotive	1.1%
Environmental Services	0.9%
Telecommunications	0.8%
Consumer Services	0.8%
Real Estate	0.7%
Energy and Utilities: Services	0.7%
Metals and Mining	0.7%
Aviation: Parts and Services	0.6%
Publishing	0.6%
Wireless Communications	0.6%
Computer Software and Services	0.5%
Manufactured Housing and Recreational Vehicles	0.3%
Energy and Utilities: Alternative Energy	0.1%
Agriculture	0.1%
Educational Services	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS 90.1%
	Aerospace — 1.7%
29,000	Aerojet Rocketdyne Holdings Inc.†	$1,382,459	$1,177,400
14,000	Allied Motion Technologies Inc.	355,269	319,760
7,000	Avio SpA	96,390	80,692
15,100	Kaman Corp.	568,749	471,875
1,000	L3Harris Technologies Inc.	79,530	241,700
256,666	Rolls-Royce Holdings plc†	558,173	259,169
		3,040,570	2,550,596

	Agriculture — 0.1%
10,500	Limoneira Co.	175,139	147,945

	Automotive — 1.1%
4,000	Daimler Truck Holding AG†	102,037	104,418
4,100	Ferrari NV	157,078	752,268
113,800	Iveco Group NV†	780,558	601,292
12,000	Traton SE	240,965	175,553
		1,280,638	1,633,531

	Automotive: Parts and Accessories — 1.9%
49,013	Brembo SpA	354,392	476,137
98,000	Dana Inc.	1,723,683	1,378,860
15,000	Garrett Motion Inc.†	47,546	115,950
2,000	Linamar Corp.	71,250	84,742
34,000	Modine Manufacturing Co.†	425,670	358,020
25,000	Uni-Select Inc.†	224,571	555,469
		2,847,112	2,969,178

	Aviation: Parts and Services — 0.6%
15,500	AAR Corp.†	501,594	648,520
1,000	Curtiss-Wright Corp.	69,929	132,060
4,500	Ducommun Inc.†	145,170	193,680
		716,693	974,260

	Broadcasting — 3.1%
45,000	Beasley Broadcast Group Inc., Cl. A†	159,875	57,600
1,500	Cogeco Inc.	92,916	79,533
195,000	Corus Entertainment Inc., Cl. B	755,584	534,765
239,000	Grupo Televisa SAB, ADR	2,360,893	1,955,020
245,000	ITV plc	468,809	194,631
500	Liberty Broadband Corp., Cl. A†	25,309	56,775
103	Liberty Broadband Corp., Cl. C†	4,934	11,911
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	74,602	72,080
188	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	4,788	6,777
Shares		Cost	Market Value
64,800	Sinclair Broadcast Group Inc., Cl. A	$2,023,665	$1,321,920
25,000	Sirius XM Holdings Inc.	131,250	153,250
16,000	TEGNA Inc.	355,014	335,520
		6,457,639	4,779,782

	Building and Construction — 1.3%
12,241	Arcosa Inc.	386,636	568,350
1,800	Bouygues SA	72,816	55,382
1,000	Carrier Global Corp.	19,630	35,660
22,000	GCP Applied Technologies Inc.†	520,944	688,160
12,000	IES Holdings Inc.†	347,263	362,040
6,000	Johnson Controls International plc	220,391	287,280
		1,567,680	1,996,872

	Business Services — 3.7%
80,000	Diebold Nixdorf Inc.†	525,435	181,600
43,000	Herc Holdings Inc.	1,508,669	3,876,450
50,000	JCDecaux SA†	1,422,702	839,932
13,500	Loomis AB	399,150	328,337
50,000	Rentokil Initial plc	377,744	288,865
4,000	Ströeer SE & Co. KGaA	86,799	179,828
		4,320,499	5,695,012

	Cable and Satellite — 2.0%
2,900	Cogeco Communications Inc.	185,992	196,164
28,000	Liberty Global plc, Cl. A†	684,985	589,400
60,712	Liberty Global plc, Cl. C†	1,586,531	1,341,128
15,000	Liberty Latin America Ltd., Cl. C†	167,720	116,850
46,000	Megacable Holdings SAB de CV	157,079	111,675
4,000	Shaw Communications Inc., Cl. B	120,819	117,840
34,500	WideOpenWest Inc.†	498,166	628,245
		3,401,292	3,101,302

	Computer Software and Services — 0.5%
8,000	AVEVA Group plc	252,920	219,211
30,000	CareCloud Inc.†	252,232	102,750
5,000	Donnelley Financial Solutions Inc.†	218,850	146,450
5,000	PAR Technology Corp.†	242,948	187,450
2,000	Twitter Inc.†	33,707	74,780
		1,000,657	730,641

	Consumer Products — 8.5%
8,145	BellRing Brands Inc.†	174,316	202,729
200	dormakaba Holding AG	98,379	87,257
27,000	Edgewell Personal Care Co.	870,159	932,040
28,000	Energizer Holdings Inc.	1,034,856	793,800

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
4,700	Essity AB, Cl. B	$147,262	$122,718
13,000	Hunter Douglas NV†	1,134,020	2,384,086
300	L’Oreal SA	48,139	103,527
12,000	Marine Products Corp.	84,716	114,120
15,000	Mattel Inc.†	178,197	334,950
9,000	Nintendo Co. Ltd., ADR	494,517	484,380
4,000	Salvatore Ferragamo SpA	75,357	61,620
38,000	Scandinavian Tobacco Group A/S	595,531	743,130
6,000	Shiseido Co. Ltd.	108,513	240,831
4,500	Spectrum Brands Holdings Inc.	280,835	369,090
600,000	Swedish Match AB	2,652,326	6,111,586
		7,977,123	13,085,864

	Consumer Services — 0.8%
3,000	Allegion plc	268,079	293,700
11,500	Ashtead Group plc	214,712	481,424
500	Boyd Group Services Inc.	72,110	53,861
350	Cie de L’Odet SE	487,193	396,125
		1,042,094	1,225,110

	Diversified Industrial — 6.8%
100,400	Ampco-Pittsburgh Corp.†	470,688	388,548
34,700	Ardagh Group SA	537,226	529,175
7,000	AZZ Inc.	302,559	285,740
2,100	Crane Holdings Co.	161,624	183,876
23,800	EnPro Industries Inc.	1,583,304	1,949,934
38,000	Greif Inc., Cl. A	1,910,291	2,370,440
30,000	Griffon Corp.	504,726	840,900
1,200	Haynes International Inc.	36,585	39,324
5,000	Jardine Matheson Holdings Ltd.	291,539	262,800
2,400	Moog Inc., Cl. A	143,518	190,536
24,200	Myers Industries Inc.	387,061	550,066
5,000	Smiths Group plc	95,104	85,180
22,000	Steel Partners Holdings LP†	304,830	923,450
5,000	Sulzer AG	302,980	310,585
40,000	Toray Industries Inc.	316,267	224,410
26,000	Tredegar Corp.	384,795	260,000
12,000	Trinity Industries Inc.	242,785	290,640
16,000	Ultra Electronics Holdings plc	319,974	674,287
10,000	Wartsila OYJ Abp	136,420	77,863
		8,432,276	10,437,754

	Educational Services — 0.1%
15,000	Universal Technical Institute Inc.†	59,076	106,950
			Market
Shares		Cost	Value
	Electronics — 2.5%
7,000	Datalogic SpA	$81,861	$51,973
7,500	Flex Ltd.†	130,663	108,525
14,000	Mirion Technologies Inc.†	146,711	80,640
6,300	Plantronics Inc.†	250,540	249,984
20,000	Resideo Technologies Inc.†	195,763	388,400
37,000	Sony Group Corp., ADR	1,659,814	3,025,490
		2,465,352	3,905,012

	Energy and Utilities: Alternative Energy — 0.1%
2,000	NextEra Energy Partners LP	84,133	148,320

	Energy and Utilities: Electric — 1.1%
31,200	Algonquin Power & Utilities Corp.	241,060	419,329
7,500	Fortis Inc.	222,079	354,548
20,000	PNM Resources Inc.	978,650	955,600
		1,441,789	1,729,477

	Energy and Utilities: Integrated — 1.2%
14,000	Avista Corp.	626,343	609,140
3,500	Emera Inc.	147,092	163,961
15,500	Hawaiian Electric Industries Inc.	498,850	633,950
100,000	Hera SpA	300,327	289,234
12,000	Siemens Gamesa Renewable Energy SA†	250,784	225,225
		1,823,396	1,921,510

	Energy and Utilities: Natural Gas — 1.1%
24,000	National Fuel Gas Co.	1,226,542	1,585,200
1,200	Southwest Gas Holdings Inc.	62,843	104,496
		1,289,385	1,689,696

	Energy and Utilities: Services — 0.7%
38,500	Dril-Quip Inc.†	983,005	993,300
13,500	Pineapple Energy Inc.	327,389	31,590
		1,310,394	1,024,890

	Energy and Utilities: Water — 2.1%
70,000	Beijing Enterprises Water Group Ltd.	44,488	21,142
1,400	Consolidated Water Co. Ltd.	16,458	20,300
17,000	Mueller Water Products Inc., Cl. A	150,695	199,410
90,000	Primo Water Corp.	786,054	1,204,200
55,500	Severn Trent plc	1,582,723	1,836,961
		2,580,418	3,282,013

	Entertainment — 5.6%
40,000	Borussia Dortmund GmbH & Co. KGaA†	246,493	149,982
223,000	Entain plc†	2,141,979	3,379,651
12,500	GAN Ltd.†	169,047	37,000

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
47,425	Genius Brands International Inc.†	$39,600	$35,901
5,000	Golden Entertainment Inc.†	58,926	197,750
15,000	IMAX Corp.†	273,673	253,350
30,000	Liberty Media Corp.- Liberty Braves, Cl. A†	769,784	754,500
26,011	Liberty Media Corp.- Liberty Braves, Cl. C†	596,596	624,264
3,600	Madison Square Garden Entertainment Corp.†	236,989	189,432
4,000	Madison Square Garden Sports Corp.†	676,398	604,000
6,000	Manchester United plc, Cl. A	95,044	66,720
16,000	Paramount Global, Cl. A	701,781	436,160
10,000	Turtle Beach Corp.†	280,658	122,300
13,500	Ubisoft Entertainment SA†	763,699	592,773
7,500	Universal Music Group NV	197,924	150,386
80,000	Vivendi SE	985,426	812,874
12,000	Warner Bros Discovery Inc.†	315,453	161,040
		8,549,470	8,568,083

	Environmental Services — 0.9%
18,000	Renewi plc†	70,014	158,420
6,000	Stericycle Inc.†	376,340	263,100
20,000	TOMRA Systems ASA	117,808	370,935
5,000	Waste Connections Inc.	453,201	619,800
		1,017,363	1,412,255

	Equipment and Supplies — 3.8%
1,700	A.O. Smith Corp.	57,029	92,956
25,000	Commercial Vehicle Group Inc.†	232,806	146,000
26,000	Flowserve Corp.	1,012,051	744,380
11,500	Graco Inc.	564,988	683,215
18,000	Interpump Group SpA	249,267	686,240
37,000	Mueller Industries Inc.	1,062,626	1,971,730
3,500	Snap-on Inc.	710,663	689,605
6,200	Watts Water Technologies Inc., Cl. A	561,617	761,608
		4,451,047	5,775,734

	Financial Services — 3.9%
1,000	Alleghany Corp.†	587,844	833,100
1,250	Credit Acceptance Corp.†	517,025	591,763
4,000	EXOR NV	320,224	249,328
53,000	FinecoBank Banca Fineco SpA	350,403	634,282
36,000	Flushing Financial Corp.	707,558	765,360
155,000	GAM Holding AG†	373,276	128,267
			Market
Shares		Cost	Value
1,000	Groupe Bruxelles Lambert SA	$82,543	$83,501
8,500	H&R Block Inc.	169,373	300,220
11,000	I3 Verticals Inc., Cl. A†	222,091	275,220
6,000	Janus Henderson Group plc	193,158	141,060
23,000	Kinnevik AB, Cl. A†	544,961	379,970
28,500	Kinnevik AB, Cl. B†	562,243	459,131
25,000	Post Holdings Partnering Corp.†	250,000	244,250
1,200	PROG Holdings Inc.†	41,049	19,800
70,000	Resona Holdings Inc.	336,109	262,139
19,000	Synovus Financial Corp.	699,867	684,950
		5,957,724	6,052,341

	Food and Beverage — 13.5%
7,000	Britvic plc	68,455	69,106
1,000	Campbell Soup Co.	33,430	48,050
280	Chocoladefabriken Lindt & Spruengli AG	1,410,500	2,847,955
41,500	Chr. Hansen Holding A/S	1,896,918	3,020,606
3,000	Coca-Cola HBC AG	67,427	66,538
105,000	Davide Campari-Milano NV	509,066	1,104,199
1,400	Diageo plc, ADR	155,671	243,768
2,000	Fevertree Drinks plc	25,214	29,702
9,000	Fomento Economico Mexicano SAB de CV, ADR	680,678	607,410
1,000	Heineken Holding NV	68,070	72,780
500	International Flavors & Fragrances Inc.	64,611	59,560
39,000	ITO EN Ltd.	1,199,322	1,747,641
13,000	Kameda Seika Co. Ltd.	615,779	462,301
10,000	Kerry Group plc, Cl. A	848,950	964,638
39,000	Kikkoman Corp.	1,074,135	2,069,575
7,500	Luckin Coffee Inc., ADR†	58,296	92,250
104,000	Maple Leaf Foods Inc.	1,909,924	2,044,935
105,000	Nissin Foods Co. Ltd.	80,373	70,251
35,000	Nomad Foods Ltd.†	615,847	699,650
5,000	Post Holdings Inc.†	210,232	411,750
190,000	Premier Foods plc	110,648	260,892
8,500	Remy Cointreau SA	867,760	1,484,893
1,800	Symrise AG	97,498	195,893
15,000	The Hain Celestial Group Inc.†	580,322	356,100
9,000	Treasury Wine Estates Ltd.	47,872	70,509
40,000	Tsingtao Brewery Co. Ltd., Cl. H	264,487	415,966
215,000	Vitasoy International Holdings Ltd.	279,436	375,924
16,000	Yakult Honsha Co. Ltd.	826,068	923,349
		14,666,989	20,816,191

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care — 6.1%
25,000	Aurinia Pharmaceuticals Inc.†	$462,456	$251,250
18,237	Avantor Inc.†	308,295	567,171
5,000	Bausch + Lomb Corp.†	80,948	76,200
47,000	Bausch Health Cos. Inc.†	807,066	392,920
600	Bio-Rad Laboratories Inc., Cl. A†	176,718	297,000
150	Bio-Rad Laboratories Inc., Cl. B†	35,257	71,424
2,000	Cardiovascular Systems Inc.†	35,840	28,720
9,000	CareDx Inc.†	462,316	193,320
2,500	Catalent Inc.†	261,199	268,225
500	Charles River Laboratories International Inc.†	52,615	106,985
600	Chemed Corp.	244,212	281,634
6,500	Clovis Oncology Inc.†	35,258	11,700
11,500	Cutera Inc.†	196,316	431,250
3,000	DaVita Inc.†	243,244	239,880
10,000	DENTSPLY SIRONA Inc.	479,029	357,300
6,000	Endo International plc†	32,893	2,794
13,000	Evolent Health Inc., Cl. A†	153,137	399,230
1,000	Gerresheimer AG	69,070	64,973
5,000	Halozyme Therapeutics Inc.†	182,224	220,000
1,800	Harmony Biosciences Holdings Inc.†	74,053	87,786
6,000	Henry Schein Inc.†	435,761	460,440
1,750	ICU Medical Inc.†	321,152	287,683
5,000	Idorsia Ltd.†	63,344	71,492
20,000	InfuSystem Holdings Inc.†	195,470	192,600
7,500	Integer Holdings Corp.†	486,712	529,950
5,000	Medmix AG	151,933	110,721
4,000	Natus Medical Inc.†	130,280	131,080
15,000	Option Care Health Inc.†	133,372	416,850
35,000	Patterson Cos. Inc.	805,518	1,060,500
22,500	Perrigo Co. plc	930,789	912,825
700	STERIS plc	86,397	144,305
4,500	SurModics Inc.†	98,418	167,535
2,000	Teladoc Health Inc.†	91,560	66,420
7,000	Tenet Healthcare Corp.†	443,649	367,920
400	The Cooper Companies Inc.	108,748	125,248
		8,875,249	9,395,331

	Hotels and Gaming — 2.3%
2,500	Caesars Entertainment Inc.†	80,592	95,750
901	Flutter Entertainment plc†	80,235	90,419
24,000	Full House Resorts Inc.†	70,181	145,920
38,000	International Game Technology plc	522,094	705,280
			Market
Shares		Cost	Value
806,250	Mandarin Oriental International Ltd.†	$1,417,272	$1,523,813
9,000	MGM Resorts International	262,595	260,550
300,000	The Hongkong & Shanghai Hotels Ltd.†	407,957	276,036
6,000	The Marcus Corp.†	81,664	88,620
6,000	Wynn Resorts Ltd.†	648,603	341,880
		3,571,193	3,528,268

	Machinery — 4.1%
19,000	Astec Industries Inc.	763,929	774,820
165,000	CNH Industrial NV, Borsa Italiana	1,237,388	1,905,487
259,000	CNH Industrial NV, New York	1,940,792	3,001,810
13,000	Twin Disc Inc.†	99,365	117,780
7,500	Xylem Inc.	418,641	586,350
		4,460,115	6,386,247

	Manufactured Housing and Recreational Vehicles — 0.3%
2,600	Cavco Industries Inc.†	259,212	509,574

	Metals and Mining — 0.7%
2,000	Allegheny Technologies Inc.†	31,636	45,420
25,000	Cameco Corp.	245,432	525,500
180,000	Sierra Metals Inc.	565,475	144,000
4,000	TimkenSteel Corp.†	30,320	74,840
5,800	Wheaton Precious Metals Corp.	186,176	208,974
		1,059,039	998,734

	Publishing — 0.6%
1,400	Graham Holdings Co., Cl. B	620,724	793,576
10,000	The E.W. Scripps Co., Cl. A†	141,538	124,700
		762,262	918,276

	Real Estate — 0.7%
11,349	Indus Realty Trust Inc., REIT	330,581	673,677
20,000	Starwood Property Trust Inc., REIT	510,432	417,800
37,629	Trinity Place Holdings Inc.†	94,600	38,005
		935,613	1,129,482

	Retail — 1.9%
5,000	AutoNation Inc.†	400,962	558,800
600	Biglari Holdings Inc., Cl. A†	318,354	352,698
10,000	Camping World Holdings Inc., Cl. A	395,454	215,900
200	Casey’s General Stores Inc.	19,481	36,996
2,900	Fnac Darty	132,933	122,900
4,186	Hertz Global Holdings Inc.†	41,852	66,306

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Retail (Continued)
361	Hertz Global Holdings Inc., New York†	$0	$5,718
7,500	MarineMax Inc.†	107,717	270,900
5,500	Movado Group Inc.	87,691	170,115
1,500	Penske Automotive Group Inc.	55,315	157,035
10,000	PetIQ Inc.†	227,232	167,900
20,000	Pets at Home Group plc	131,616	74,791
40,000	Qurate Retail Inc., Cl. A	323,125	114,800
8,000	Rush Enterprises Inc., Cl. B	234,783	396,880
250,000	Sun Art Retail Group Ltd.	227,685	81,243
3,000	TravelCenters of America Inc.†	104,258	103,410
		2,808,458	2,896,392

	Specialty Chemicals — 2.1%
7,500	Ashland Global Holdings Inc.	460,741	772,875
55,000	Element Solutions Inc.	599,949	979,000
4,000	H.B. Fuller Co.	179,337	240,840
15,047	Huntsman Corp.	371,407	426,582
14,000	SGL Carbon SE†	129,553	87,808
6,000	T. Hasegawa Co. Ltd.	114,881	122,008
2,000	Takasago International Corp.	51,763	35,879
700	Treatt plc	3,479	6,467
22,000	Valvoline Inc.	450,440	634,260
		2,361,550	3,305,719

	Telecommunications — 0.8%
5,000	Gogo Inc.†	19,504	80,950
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	54,540
100,000	Pharol SGPS SA†	34,664	8,363
33,000	Telekom Austria AG	210,582	219,598
17,000	Telesat Corp.†	681,890	189,890
45,000	Vodafone Group plc, ADR	818,129	701,100
		1,806,609	1,254,441

	Transportation — 1.2%
60,000	Bollore SE	297,498	277,916
22,000	Fortress Transportation and Infrastructure Investors LLC, Cl. A	336,108	425,480
12,500	GATX Corp.	837,621	1,177,000
		1,471,227	1,880,396

	Wireless Communications — 0.6%
31,450	Millicom International Cellular SA, SDR†	827,562	448,857
			Market
Shares		Cost	Value
16,000	United States Cellular Corp.†	$585,717	$463,360
		1,413,279	912,217

	TOTAL COMMON STOCKS	117,739,754	138,875,396

	PREFERRED STOCKS — 0.2%
	Health Care — 0.2%
10,000	XOMA Corp., Ser. A, 8.625%	247,561	250,900

	Retail — 0.0%
450	Qurate Retail Inc., 8.000%, 03/15/31	39,466	26,302

	TOTAL PREFERRED STOCKS	287,027	277,202

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
21,734	Garrett Motion Inc., Ser. A, 11.000%	114,103	178,653

	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
13,750	Pineapple Energy Inc., CVR†(a)	0	0

	Health Care — 0.0%
45,000	Achillion Pharmaceuticals Inc., CVR†	0	22,500
1,500	Tobira Therapeutics Inc., CVR†(a)	90	0
		90	22,500
	TOTAL RIGHTS	90	22,500

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
64,000	Ampco-Pittsburgh Corp., expire 08/01/25†	43,719	26,688

	Energy and Utilities: Services — 0.0%
539	Weatherford International plc, expire 12/13/23†	0	194

	TOTAL WARRANTS	43,719	26,882

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 9.6%
$14,775,000	U.S. Treasury Bills, 0.794% to 1.647%††, 07/28/22 to 12/01/22	$14,724,610	$14,710,761

TOTAL INVESTMENTS — 100.0%		$132,909,303	154,091,394

Other Assets and Liabilities (Net)			634,631

PREFERRED SHARES
(4,000,000 preferred shares outstanding)			(40,000,000)

NET ASSETS — COMMON SHARES
(8,871,967 common shares outstanding)			$114,726,025

NET ASSET VALUE PER COMMON SHARE
($114,726,025 ÷ 8,871,967 shares outstanding)			$12.93

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt
	% of Total	Market
Geographic Diversification	Investments	Value
United States	53.9%	$83,041,237
Europe	32.0	49,313,502
Japan	6.2	9,598,004
Canada	4.1	6,254,312
Asia/Pacific	2.1	3,189,934
Latin America	1.7	2,694,405
Total Investments	100.0%	$154,091,394

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments, at value (cost $132,909,303)	$154,091,394
Cash	180,085
Foreign currency, at value (cost $220,977)	217,649
Dividends and interest receivable	318,963
Deferred offering expense	166,099
Prepaid expenses	28,914
Total Assets	155,003,104
Liabilities:
Distributions payable	22,222
Payable for Fund shares repurchased	24,470
Payable for investment advisory fees	131,871
Payable for payroll expenses	32,049
Payable for accounting fees	7,500
Payable for legal and audit fees	26,336
Payable for custodian fees	19,230
Series B Cumulative Preferred Shares (4.00%, $10 liquidation value, 4,000,000 shares authorized with 4,000,000 shares issued and outstanding)	40,000,000
Other accrued expenses	13,401
Total Liabilities	40,277,079
Net Assets Attributable to Common Shareholders	$114,726,025

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$95,660,226
Total distributable earnings	19,065,799
Net Assets	$114,726,025

Net Asset Value per Common Share:
($114,726,025 ÷ 8,871,967 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$12.93

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $86,293)	$1,349,631
Interest	33,205
Total Investment Income	1,382,836
Expenses:
Investment advisory fees	929,113
Interest expense on preferred stock	800,000
Shareholder communications expenses	63,716
Payroll expenses	54,185
Tax expense	48,199
Legal and audit fees	32,652
Trustees’ fees	32,200
Custodian fees	29,817
Accounting fees	22,500
Shareholder services fees	14,609
Shelf offering expense	14,178
Interest expense	408
Miscellaneous expenses	38,470
Total Expenses	2,080,047
Less:
Expenses paid indirectly by broker (See Note 5)	(1,927)
Net Expenses	2,078,120
Net Investment Loss	(695,284)
Net Realized and Unrealized Gain/(Loss) on Investments, and Foreign Currency:
Net realized gain on investments	2,006,710
Net realized loss on foreign currency transactions	(4,956)

Net realized gain on investments, and foreign currency transactions	2,001,754
Net change in unrealized appreciation/depreciation:
on investments	(41,030,695)
on foreign currency translations	(19,074)

Net change in unrealized appreciation/depreciation on investments, and foreign currency translations	(41,049,769)
Net Realized and Unrealized Gain on Investments, and Foreign Currency	(39,048,015)
Net Decrease in Net Assets Resulting from Operations	(39,743,299)
Total Distributions to Preferred Shareholders	(272,500)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(40,015,799)

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment loss	$(695,284)	$(317,365)
Net realized gain on investments and foreign currency transactions	1,950,514	11,394,406
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(40,998,529)	22,615,213
Net Increase/(Decrease) in Net Assets Resulting from Operations	(39,743,299)	33,692,254

Distributions to Preferred Shareholders from Accumulated Earnings	(272,500)*	(1,635,000)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(40,015,799)	32,057,254

Distributions to Common Shareholders:
Accumulated earnings	(1,246,011)*	(9,306,803)
Return of capital	(1,602,014)*	—

Total Distributions to Common Shareholders	(2,848,025)	(9,306,803)

Fund Share Transactions:
Net decrease from repurchase of common shares	(821,145)	(2,023,790)
Net Decrease in Net Assets from Fund Share Transactions	(821,145)	(2,023,790)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(43,684,969)	20,726,661

Net Assets Attributable to Common Shareholders:
Beginning of year	158,410,994	137,684,333
End of period	$114,726,025	$158,410,994

*       Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Cash Flows

June 30, 2022 (Unaudited)

Net decrease in net assets attributable to common shareholders resulting from operations	$(40,015,799)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(6,977,088)
Proceeds from sales of long term investment securities	9,630,139
Net sales of short term investment securities	36,109,383
Net realized gain on investments	(2,006,710)
Net change in unrealized depreciation on investments	41,030,695
Net amortization of discount	(33,195)
Decrease in receivable for investments sold	106,855
Decrease in dividends and interest receivable	13,374
Decrease in deferred offering expense	14,178
Increase in prepaid expenses	(28,342)
Decrease in payable for investments purchased	(85,725)
Decrease in distributions payable	(3,596,579)
Decrease in payable for investment advisory fees	(60,275)
Increase in payable for legal and audit fees	26,336
Increase in payable for custodian fees	19,230
Decrease in payable for payroll expenses	(7,097)
Increase in payable for accounting fees	3,750
Decrease in other accrued expenses	(139,957)
Decrease in payable to bank	(9,856)
Net cash provided by operating activities	33,993,317

Net decrease in net assets resulting from financing activities:
Redemption of Series A 5.450% Cumulative Preferred Stock	(30,000,000)
Distributions to common shareholders	(2,848,025)
Increase in payable for Fund shares redeemed	24,470
Decrease from repurchase of common shares	(821,145)
Net cash used in financing activities	(33,644,700)
Net increase in cash	348,617
Cash (including foreign currency):
Beginning of year	49,117
End of period	$397,734

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$800,000
Interest paid on bank overdrafts	408
Value of shares received as part of mergers of certain Fund investments	998,948
Value of shares received as part of an exchange offer from one of the Fund’s investments	1,063,928

The following table provides a reconciliation of cash, cash held at broker and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2022:

Foreign currency, at value	$217,649
Cash	180,085
$397,734

See accompanying notes to financial statements

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019		2018		2017
Operating Performance:
Net asset value, beginning of year	$17.73		$15.17	$13.85	$12.41		$14.63		$12.57
Net investment income/(loss)	(0.08)		(0.04)	(0.02)	0.11 (a)		0.07		(0.01	)(b)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(4.38)		3.79	2.09	2.01		(2.25)		3.34
Total from investment operations	(4.46)		3.75	2.07	2.12		(2.18)		3.33
Distributions to Preferred Shareholders: (c)
Net investment income	(0.00	)**(d)	(0.02)	—	(0.05)		(0.05)		(0.04)
Net realized gain	(0.03)*		(0.16)	(0.18)	(0.12)		(0.11)		(0.14)
Return of capital	—		—	—	—		—		(0.03)
Total distributions to preferred shareholders	(0.03)		(0.18)	(0.18)	(0.17)		(0.16)		(0.21)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(4.49)		3.57	1.89	1.95		(2.34)		3.12
Distributions to Common Shareholders:
Net investment income	(0.01)*		(0.14)	—	(0.12)		—		—
Net realized gain	(0.13)*		(0.90)	(0.05)	(0.28)		—		—
Return of capital	(0.18)*		—	(0.59)	(0.16)		—		—
Total distributions to common shareholders	(0.32)		(1.04)	(0.64)	(0.56)		—		—
Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.01		0.03	0.07	0.05		0.13		0.01
Offering costs and adjustment to offering costs for preferred shares charged to paid-in capital	—		—	—	—		(0.00	)(d)	0.00	(d)
Offering costs for common shares charged to paid-in capital	—		—	—	—		(0.01)		(0.05)
Decrease in net asset value from rights offering	—		—	—	—		—		(1.02)
Total Fund share transactions	0.01		0.03	0.07	0.05		0.12		(1.06)
Net Asset Value Attributable to Common Shareholders, End of Period	$12.93		$17.73	$15.17	$13.85		$12.41		$14.63
NAV total return †	(25.43)%		23.90%	16.01%	16.27%		(15.17)%		24.62%
Market value, end of period	$11.04		$15.90	$13.05	$11.84		$9.80		$12.74
Investment total return ††	(28.79)%		30.20%	17.99%	26.77%		(23.08)%		25.40%
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$154,726		$228,411	$167,684	$160,989		$150,353		$180,933
Net assets attributable to common shares, end of period (in 000’s)	$114,726		$158,411	$137,684	$130,989		$120,353		$150,933
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	(1.02	)%(e)	(0.20)%	(0.18)%	0.83	%(a)	0.49%		(0.16)%
Ratio of operating expenses to average net assets attributable to common shares (f)(g)	3.04	%(e)	1.78%	1.82%	1.73%		1.68%		1.76%
Portfolio turnover rate	4%		23%	14%	35%		80%		70%

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months
	Ended June
	30, 2022	Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
5.450% Series A Cumulative Preferred Shares(h)
Liquidation value, end of period (in 000’s)	—	$30,000	$30,000	$30,000	$30,000	$30,000
Total shares outstanding (in 000’s)	—	1,200	1,200	1,200	1,200	1,200
Liquidation preference per share	—	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (i)	—	$25.86	$25.62	$25.51	$24.97	$25.30
Asset coverage per share	—	$81.58	$139.74	$134.16	$125.31	$150.78
4.000% Series B Cumulative Preferred Shares (j)
Liquidation value, end of period (in 000’s)	$40,000	$40,000	—	—	—	—
Total shares outstanding (in 000’s)	4,000	4,000	—	—	—	—
Liquidation preference per share	$10	$10	—	—	—	—
Liquidation value	$10	$10	—	—	—	—
Asset coverage per share	$39	$33	—	—	—	—
Asset Coverage (k)	387%	326%	559%	537%	501%	603%

†	Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Includes income resulting from special dividends for the year ended December 31, 2019. Without these dividends, the per share income amount would have been $0.06 and the net investment income ratio would have been 0.46%.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(g)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2022 and years ended December 31, 2021, 2020, 2019, 2018, and 2017, would have been 2.23%, 1.44%, 1.44%, 1.40%, 1.39%, and 1.39%, respectively.

(h)	The Fund redeemed and retired all its outstanding Series A Preferred Shares on November 17, 2021.

(i)	Based on weekly prices.

(j)	The Series B Preferred was issued November 1, 2021.

(k)	Asset coverage per share is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) was organized on August 19, 2013 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Diversified Industrial	$9,908,579	$529,175	—	$10,437,754
Health Care	9,323,907	71,424	—	9,395,331
Retail	2,830,086	66,306	—	2,896,392
Other Industries (b)	116,145,919	—	—	116,145,919
Total Common Stocks	138,208,491	666,905	—	138,875,396
Preferred Stocks (b)	277,202	—	—	277,202
Convertible Preferred Stocks (b)	178,653	—	—	178,653
Rights (b)	—	22,500	$0	22,500
Warrants (b)	26,882	—	—	26,882
U.S. Government Obligations	—	14,710,761	—	14,710,761
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$138,691,228	$15,400,166	$0	$154,091,394

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2022, the Fund did not have transfers into or out of Level 3.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series B Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory call date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was two basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

Under the Fund’s current common share distribution policy announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 4.000% Series B Cumulative Preferred Shares (Series B Preferred) are recorded on a daily basis and are determined as described in Note 6.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,339,939	$235,398
Net long term capital gains	7,966,864	1,399,602
Total distributions paid	$9,306,803	$1,635,000

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$135,180,143	$34,727,066	$(15,815,815)	$18,911,251

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2022, the Fund had an excise tax expense of $48,199. As of June 30, 2022, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement,

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $7,184,972 and $9,799,961, respectively. Purchases and sales of U.S. Government obligations for the six months ended June 30, 2022, aggregated $57,569,040 and $93,678,423, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $558 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,927.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2022, the Fund accrued $54,185 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund repurchased and retired 62,631 and 142,966 common shares, respectively, at an investment of $821,145 and $2,023,790, respectively, and an average discount of 11.53% and 14.15%, respectively, from its net asset value.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Net decrease from repurchase of common shares	(62,631)	$(821,145)	(142,966)	$(2,023,790)

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund has an effective shelf registration authorizing the offering of $100 million of common shares or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of 1,200,000 shares of $0.001 par value Cumulative Preferred Shares (Preferred Shares). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On November 1, 2021, the Fund issued 4,000,000 shares of Series B 4.00% Cumulative Preferred Shares receiving $39,875,000 after the deduction of estimated offering expenses of $125,000. The Series B Preferred has a liquidation value of $10 per share and an annual dividend rate of 4.00%. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025.

The Series B Preferred are puttable during the 30-day period prior to each of September 26, 2022 and September 26, 2023, and callable at the Fund’s option at any time commencing on September 26, 2024 and thereafter. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. At June 30, 2022, 4,000,000 shares of Series B Preferred were outstanding and accrued dividends amounted to $22,222.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 3, 2022, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 9, 2022 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 9, 2022. At that meeting, common and preferred shareholders, voting together as a single class, re-elected John Birch and Kevin V. Dreyer as Trustees of the Fund, with 10,367,454 votes and 10,368,709 votes cast in favor of these Trustees, and 115,042 votes and 113,787 votes withheld for these Trustees, respectively.

In addition, preferred shareholders, voting as a separate class, re-elected Kuni Nakamura as a Trustee of the Fund, with 2,468,000 votes cast in favor of this Trustee and no votes withheld for this Trustee.

Mario J. Gabelli, Calgary Avansino, Anthony S. Colavita, James P. Conn, Frank F. Fahrenkopf, Jr., Agnes Mullady, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Small and Mid Cap Value Trust

Additional Fund Information (Unaudited)

Delaware Statutory Trust Act – Control Share Acquisitions

The Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the DSTA Control Share Statute). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Fund on August 1, 2022.

The DSTA Control Share Statute defines “control beneficial interests” (referred to as “control shares” herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (DSTA) or the Fund’s Governing Documents (as used herein, “Governing Documents” means the Fund’s Agreement and Declaration of Trust and By-Laws, together with any amendments or supplements thereto, including any Statement of Preferences establishing a series of preferred shares) with respect to the control shares acquired in the control share acquisition, except to the extent approved by the Fund’s shareholders by the affirmative vote of two–thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).

The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by aggregating the holdings of the acquiring person as well as those of his, her or its “associates.” These thresholds are:

●	10% or more, but less than 15% of all voting power;

●	15% or more, but less than 20% of all voting power;

●	20% or more, but less than 25% of all voting power;

●	25% or more, but less than 30% of all voting power;

●	30% or more, but less than a majority of all voting power; or

●	a majority or more of all voting power.

Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the “control shares”) until approved by a vote of shareholders, as described above, or otherwise exempted by the Fund’s Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.

Under the DSTA Control Share Statute, an acquiring person’s “associates” are broadly defined to include, among others, relatives of the acquiring person, anyone in a control relationship with the acquiring person, any investment fund or other collective investment vehicle that has the same investment adviser as the acquiring person, any investment adviser of an acquiring person that is an investment fund or other collective investment vehicle and any other person acting or intending to act jointly or in concert with the acquiring person.

Voting power under the DSTA Control Share Statute is the power (whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise) to directly or indirectly exercise or direct the exercise of the voting power of shares of the Fund in the election of the Fund’s Trustees (either

The Gabelli Global Small and Mid Cap Value Trust

Additional Fund Information (Continued) (Unaudited)

generally or with respect to any subset, series or class of trustees, including any Trustees elected solely by a particular series or class of shares, such as the preferred shares). Thus, Fund preferred shares, including the Series B Preferred Shares, acquired in excess of the above thresholds would be considered control shares with respect to the preferred share class vote for two Trustees.

Any control shares of the Fund acquired before August 1, 2022 are not subject to the DSTA Control Share Statute; however, any further acquisitions on or after August 1, 2022 are considered control shares subject to the DSTA Control Share Statute.

The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition, and also permits the Fund to require a shareholder or an associate of such person to disclose the number of shares owned or with respect to which such person or an associate thereof can directly or indirectly exercise voting power. Further, the DSTA Control Share Statute requires a shareholder or an associate of such person to provide to the Fund within 10 days of receiving a request therefor from the Fund any information that the Fund’s Trustees reasonably believe is necessary or desirable to determine whether a control share acquisition has occurred.

The DSTA Control Share Statute permits the Fund’s Board of Trustees, through a provision in the Fund’s Governing Documents or by Board action alone, to eliminate the application of the DSTA Control Share Statute to the acquisition of control shares in the Fund specifically, generally, or generally by types, as to specifically identified or unidentified existing or future beneficial owners or their affiliates or associates or as to any series or classes of shares. The DSTA Control Share Statute does not provide that the Fund can generally “opt out” of the application of the DSTA Control Share Statute; rather, specific acquisitions or classes of acquisitions may be exempted by the Fund’s Board of Trustees, either in advance or retroactively, but other aspects of the DSTA Control Share Statute, which are summarized above, would continue to apply. The DSTA Control Share Statute further provides that the Board of Trustees is under no obligation to grant any such exemptions.

The foregoing is only a summary of the material terms of the DSTA Control Share Statute. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

The Gabelli Global Small and Mid Cap Value Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At a meeting on May 12, 2022, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, and five year periods (as of March 31, 2022) against a peer group of eight other comparable peer funds selected by the Adviser (the Adviser Peer Group) and against a peer group consisting of funds in the Fund’s Lipper category (the Lipper Peer Group). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was in the first tercile for the one year period and the second tercile for the three year and five year periods for the Adviser Peer Group and in the third quintile for the one year, three year, and five year periods for the Lipper Peer Group. It was noted that because the Fund commenced investment operations on June 23, 2014, the Fund does not have a 10 year performance record. The Independent Board Members noted the impact of COVID-19 on the current economic environment.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to NAV and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were above average. The Independent Board Members noted that the advisory fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher advisory fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by an affiliate of the Adviser.

The Gabelli Global Small and Mid Cap Value Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members also concluded that the Fund has an acceptable performance record. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Under the Fund’s Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan (the “Plan”), a shareholder whose shares of common stock are registered in his or her own name will have all distributions reinvested automatically by Computershare Trust Company, N.A. (“Computershare”), which is an agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own shares of common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to investors who do not participate in the Plan will be paid by check mailed directly to the record holder by Computershare as dividend-disbursing agent.

Enrollment in the Plan

It is the policy of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their common shares certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash may submit this request through the Internet, by telephone or in writing to:

The Gabelli Global Small and Mid Cap Value Trust

c/o Computershare

P.O. Box 505000

Louisville, KY 40233-5000

Telephone: (800) 336-6983

Website: www.computershare.com/investor

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the Fund’s records. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at the website or telephone number above.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of shares of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange (“NYSE”) trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy shares of common shares in the open market, or on the NYSE or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

(Continued)

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s shares at the then current market price. shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a per share fee (currently $0.02 per share). Per share fees include any applicable brokerage commissions Computershare is required to pay and fees for such purchases are expected to be less than the usual fees for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 6006, Carol Stream, IL 60197-6006 such that Computershare receives such payments approximately two business days before the 1st and 15th of the month. Funds not received at least two business days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least two business days before such payment is to be invested.

Shareholders wishing to liquidate shares held at Computershare may do so through the Internet, in writing or by telephone to the above-mentioned website, address or telephone number. Include in your request your name, address, and account number. Computershare will sell such shares through a broker-dealer selected by Computershare within 5 business days of receipt of the request. The sale price will equal the weighted average price of all shares sold through the Plan on the day of the sale, less applicable fees. Participants should note that Computershare is unable to accept instructions to sell on a specific date or at a specific price. The cost to liquidate shares is $2.50 per transaction as well as the per share fee (currently $0.10 per share) Per share fees include any applicable brokerage commissions Computershare is required to pay and are expected to be less than the usual fees for such transactions.

More information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan is available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 30 days written notice to participants in the Plan.

THE GABELLI GLOBAL SMALL & MID CAP VALUE TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Small & Mid Cap Value Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Calgary Avansino
Former Chief Executive Officer,
Glamcam

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Kevin V. Dreyer
Managing Director,
GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Agnes Mullady
Former Senior Vice President,
GAMCO Investors Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Hughes
Vice President & Ombudsman

Bethany A. Uhlein
Vice President & Ombudsman

Laurissa M. Martire
Vice President

Daniel Plourde
Vice President

INVESTMENT ADVISER

Gabelli Funds, Inc.
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom, LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2022

GABELLI
FUNDS

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

GGZ

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2022 through 01/31/2022	Common – 5,000 Preferred Series B – N/A	Common – $14.96 Preferred Series B – N/A	Common – 5,000 Preferred Series B – N/A	Common – 8,934,598 - 5,000 = 8,929,598 Preferred Series B – 4,000,000
Month #2 02/01/2022 through 02/28/2022	Common – 9,900 Preferred Series B – N/A	Common – $14.33 Preferred Series B – N/A	Common – 9,900 Preferred Series B – N/A	Common – 8,929,598 - 9,900 = 8,919,698 Preferred Series B – 4,000,000
Month #3 03/01/2022 through 03/31/2022	Common – 12,057 Preferred Series B – N/A	Common – $13.69 Preferred Series B – N/A	Common – 12,057 Preferred Series B – N/A	Common – 8,919,698 - 12,057 = 8,907,641 Preferred Series B – 4,000,000
Month #4 04/01/2022 through 04/30/2022	Common – 13,002 Preferred Series B – N/A	Common – $13.54 Preferred Series B – N/A	Common –13,002 Preferred Series B – N/A	Common – 8,907,641 - 13,002 = 8,894,639 Preferred Series B – 4,000,000
Month #5 05/01/2022 through 05/31/2022	Common – 5,177 Preferred Series B – N/A	Common – $12.31 Preferred Series B – N/A	Common – 5,177 Preferred Series B – N/A	Common – 8,894,639 - 5,177 = 8,889,462 Preferred Series B – 4,000,000
Month #6 06/01/2022 through 06/30/2022	Common – 48,000 Preferred Series B – N/A	Common – $11.48 Preferred Series B – N/A	Common – 48,000 Preferred Series B – N/A	Common – 8,889,462 - 17,495 = 8,871,967 Preferred Series B – 4,000,000
Total	Common – 62,631 Preferred Series B – N/A	Common – $13.24 Preferred Series B – N/A	Common - 62,631 Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.